Related Party Transactions (Details) - USD ($)											3 Months Ended		9 Months Ended	12 Months Ended
	May 02, 2024	Feb. 15, 2024	Oct. 23, 2023	Oct. 11, 2023	Sep. 04, 2023	Jun. 16, 2023	May 19, 2023	May 04, 2023	Apr. 30, 2023	Apr. 11, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 11, 2024	Feb. 06, 2024	Jan. 08, 2024	Dec. 29, 2023	Dec. 07, 2023	Nov. 09, 2023	Oct. 30, 2023	Sep. 11, 2023	Aug. 10, 2023	Jul. 11, 2023	Jul. 07, 2023	Jun. 14, 2023	Jun. 08, 2023	Apr. 01, 2023	Jan. 17, 2023	Nov. 29, 2022	Aug. 27, 2022	Jun. 01, 2022	Jan. 10, 2022	Sep. 30, 2020	May 04, 2020
Related Party Transactions [Line Items]
Accounts payable amount											$ 2,728,074			$ 2,758,074	$ 3,235,546
Purchases								$ 0	$ 92,416			$ 92,416			3,332,739
Accounts receivable											1,121,225			1,541,917	3,693,945
(in Shares)										1,033,333																								8,908,991
Percentage of outstanding shares										10.00%
Sales revenue											405,378
Legal and audit fee															345,000
Outstanding amount											$ 170,000			170,000	170,000
Principal amount														110,000														$ 3,700,000			$ 294,985		$ 1,574,079
Interest rate											10.00%						8.00%						12.00%								8.00%
Loan amount			$ 175,315								$ 50,000	419		0
Accrued interest											28,501			22,500
Payments towards			$ 175,315
Loan Interest																																			$ 3,000,000
Interest expense for short-term loan											123,913	376,450		428,159	635,296
Outstanding accounts payable														5,218,444
Security deposit											27,633			47,633	66,720																						$ 500,000
Sales revenue														300,053
Cost of goods purchase														56,671
Account receivable	$ 1,240,150													305,669
Paid amount											152,521			139,734	133,650																					$ 13,304
Bonus payable due																				$ 13,304
Outstanding amount of prepayments														0	13,304
Previously Reported [Member]
Related Party Transactions [Line Items]
Accounts receivable														1,541,917
Yang Wei [Member]
Related Party Transactions [Line Items]
Outstanding amount											23,813			23,813	23,813
Business operating fee																$ 23,813
Zhiyi Zhang [Member]
Related Party Transactions [Line Items]
Outstanding amount											1,000			1,000	27,944
Business operating fee					$ 557		$ 1,000								27,944
Paid off balance				$ 28,501										40,000
Principal amount																																$ 100,000
Interest rate																																8.00%
Loan amount											60,000			60,000	100,000
Accrued interest											8,402			7,186	723
Tie Li [Member]
Related Party Transactions [Line Items]
Principal amount															$ 610,000
Interest rate															8.00%
Loan amount											110,000			110,000	$ 610,000
Accrued interest											110,000			110,000
Payments towards						$ 500,000							$ 500,000
Loan extended		$ 110,000												110,000
Loan Interest											10,994			8,800	3,594
TieJamesLi [Member]
Related Party Transactions [Line Items]
Principal amount																										$ 125,000
Interest rate																										8.00%
Accrued interest											548
Nature’s Miracle Inc. [Member]
Related Party Transactions [Line Items]
Principal amount																														$ 160,000	$ 318,270
Interest rate																														8.00%	8.00%
Accrued interest											30,751			24,276
NMCayman [Member]
Related Party Transactions [Line Items]
Principal amount																															$ 294,985
Interest rate																															8.00%
Megaphoton [Member]
Related Party Transactions [Line Items]
Accounts payable amount															1,151,534
Purchases														$ 3,997,810
Hydroman [Member]
Related Party Transactions [Line Items]
Purchases									$ 0
Varto Levon Doudakian [Member]
Related Party Transactions [Line Items]
Interest rate														8.00%
Related Parties [Member]
Related Party Transactions [Line Items]
Accounts receivable											280,301			$ 305,669
Accrued interest expense from related parties											78,649			63,141	4,317
Interest income for loan receivable											0			373	0
Interest expense for short-term loan											$ 16,056	$ 19,868		80,381	4,317
Paid amount															13,304
Related Parties [Member] | Previously Reported [Member]
Related Party Transactions [Line Items]
Interest income for loan receivable														$ 6,861
Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount																					$ 20,000								$ 40,000	$ 160,000
Interest rate																					0.00%								0.00%	8.00%
One Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount				$ 80,000																	$ 20,000						$ 80,000
Interest rate				0.00%																	0.00%						0.00%
Two Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount																			$ 20,000			$ 80,000			$ 80,000
Interest rate																			0.00%			0.00%			0.00%
Three Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount																		$ 20,000						$ 80,000
Interest rate																		0.00%						0.00%
Four Promissory Notes [Member]
Related Party Transactions [Line Items]
Principal amount				$ 80,000
Interest rate				0.00%
Five Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount																						$ 80,000
Interest rate																						0.00%
Iluminar Lighting LLC [Member]
Related Party Transactions [Line Items]
Accounts receivable										$ 1,000,000
Percentage of outstanding shares										10.00%
Megaphoton from Hydroman [Member]
Related Party Transactions [Line Items]
Security deposit															$ 0